SUMMARY OF ACCOUNTING POLICIES SUMMARY OF ACCOUNTING POLICIES 2 (Details)	12 Months Ended
Dec. 31, 2017
Phantom Unit Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service vesting period	4 years